Capital transactions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended						1 Months Ended
	Dec. 31, 2012	Jan. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 12, 2010	Mar. 09, 2010	Jan. 29, 2008	Mar. 31, 2010 Honesty Group [Member]	Mar. 12, 2010 Honesty Group [Member]
Preferred stock
Preferred stock, shares authorized	1,000,000			1,000,000	1,000,000				1,000,000
Preferred stock, issued
Business Acquisition [Line Items]
Shares exchange transaction with Honesty Group										14,300,000
Total number of shares placed into escrow under share exchange agreement											5,800,000
Total number of Sponsor's shares issued and outstanding prior to share exchange that were placed in escrow											766,823
Ordinary shares to the Company's shareholders before the completion of Share Exchange											1,794,756
Proceeds from shares issuance			$ 5,300			$ 5,595
Equity issuance, price per share	$ 5.00		$ 5.00
Shares issued for secondary offering (in shares)			1,333,333
Ordinary shares issued to independent directors		207,000
Share-based compensation				273
Number of ordinary shares that can be sold under put option agreement								250,000
Price per share of ordinary shares that can be sold under put option agreement								$ 8.00
Put option derivative liability							$ 2,000